Contingencies And Commitments (Finance Lease Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contingencies And Commitments [Abstract]
Amortization of ROU assets	$ 23	$ 38	$ 53
Interest on lease liabilities	4	3	6
Total	$ 27	$ 41	$ 59